Litigation (Details) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2015 USD ($)	Jan. 27, 2014 USD ($) defendant	Jul. 01, 2008 jury_trial defendant	Dec. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Import tax examination, liability adjustment from settlement with taxing authority, after tax							$ 21,858
Trial by Jury, State of Rhode Island [Member]
Loss Contingencies [Line Items]
Number of jury trials | jury_trial			2
Number of additional defendants | defendant			2
Santa Clara County, California Proceeding [Member]
Loss Contingencies [Line Items]
Number of additional plaintiffs | defendant		2
Amount payable jointly and severally for litigation		$ 1,150,000
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement				$ 21,420		$ 21,420
Cost of Sales [Member]
Loss Contingencies [Line Items]
Import tax examination, liability adjustment from settlement with taxing authority					$ 28,711
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Import tax examination, liability adjustment from settlement with taxing authority					$ 2,873
Pending Litigation [Member] | Avisep and Bevisep v.s. The Sherwin-Williams Company [Member]
Loss Contingencies [Line Items]
Damages sought	$ 85,000